UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05977 )

Exact name of registrant as specified in charter: Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
8/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating (RAT)	Principal amount	Value

New Jersey (88.2%)
Atlantic Cnty., COP (Pub. Fac. Lease Agreement), FGIC
7.4s, 3/1/10	Aaa	$2,000,000	$2,246,200
7.4s, 3/1/09	Aaa	1,000,000	1,090,090
Bayonne, G.O. Bonds (School Bldg.), FSA, 5s, 7/15/25
(SEG)	Aaa	2,009,000	2,134,402
Camden Cnty., Impt. Auth. Rev. Bonds
(Dockside Refrigerated), 8.4s, 4/1/24 (In default)
(NON)	D/P	4,250,000	4,904,500
(Hlth. Care Redev.- Cooper Hlth.), 6s, 2/15/27
(Prerefunded)	Baa3	2,250,000	2,317,343
Camden Cnty., Muni. Util. Auth. Swr. Rev. Bonds, FGIC,
6s, 7/15/08	Aaa	5,000,000	5,098,150
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A,
MBIA, 5 1/4s, 6/1/21	Aaa	5,405,000	5,853,075
Freehold Twp., Board of Ed. G.O. Bonds, MBIA, 5s,
2/15/15	Aaa	200,000	217,792
Freehold, Regl. High School Dist. G.O. Bonds, FGIC, 5s,
3/1/19	Aaa	1,500,000	1,654,050
Hillsborough Twp., School Dist. G.O. Bonds, FSA,
5 3/8s, 10/1/21	Aaa	1,720,000	1,973,029
Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s,
1/1/14	Aaa	1,700,000	1,927,120
Lafayette Yard, Cmnty. Dev. Rev. Bonds
(Hotel/Conference Ctr.), MBIA, 6 1/8s, 4/1/16
(Prerefunded)	Aaa	890,000	972,770
Marlboro Twp., Board of Ed. G.O. Bonds, 5s, 7/15/07	AA	1,000,000	1,011,850
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, 5s, 3/15/31	Aaa	2,750,000	2,874,383
(North Brunswick Twp.), Ser. A, FGIC, 5s, 10/1/20	Aaa	1,000,000	1,053,390
Middlesex Cnty., Util. Auth. Swr. Rev. Bonds, Ser. A,
MBIA, 6 1/4s, 8/15/10	Aaa	2,465,000	2,587,289
Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aa1	1,150,000	1,302,939
Monroe Twp., Muni. Util. Auth. Middlesex Cnty., Rev.
Bonds, FGIC
5 1/8s, 2/1/17	Aaa	505,000	530,619
5 1/8s, 2/1/17 (Prerefunded)	Aaa	495,000	525,051
New Brunswick Pkg. Auth. Rev. Bonds, Ser. A, MBIA, 5s,
9/1/24	Aaa	1,225,000	1,288,970
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Term.), MBIA, 5 1/4s, 1/1/22	AAA	2,260,000	2,445,049
NJ Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 7 1/2s, 2/1/27 (Prerefunded)	Aaa	1,000,000	1,035,380
(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P	1,000,000	1,087,900
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba3	1,300,000	1,327,807
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,500,000	1,580,385
(Burlington Coat Factory), 6 1/8s, 9/1/10	Aa3	1,550,000	1,578,520
(Franciscan Oaks), 5 3/4s, 10/1/23	BB/P	1,750,000	1,796,095
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	1,200,000	1,259,100
(NJ Performing Arts Ctr.), Ser. C, AMBAC, 5 1/2s,
6/15/13	Aaa	1,500,000	1,524,255
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	3,000,000	3,156,330
(School Fac. Construction), Ser. G, AMBAC, 5s, 9/1/26
(Prerefunded)	AAA	5,000,000	5,390,550
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/24	Aaa	400,000	422,936
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/23	Aaa	2,545,000	2,694,646
NJ Econ. Dev. Auth. Solid Waste Rev. Bonds (Disp.
Waste Mgt.), 5.3s, 6/1/15	BBB	1,500,000	1,575,555
NJ Econ. Dev. Auth. Wtr. Fac. VRDN (United Wtr. NJ
Inc.), 3.52s, 11/1/25	VMIG1	2,375,000	2,375,000
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6 3/4s, 7/1/19
(Prerefunded)	Aaa	5,000,000	6,164,350
(Atlantic City Med. Ctr.), 6 1/4s, 7/1/17	A2	1,000,000	1,121,230
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,788,885
(Atlantic City Med. Ctr.), 5 3/4s, 7/1/25	A2	1,250,000	1,325,188
(Cmnty. Med. Ctr.), FSA, 5 1/2s, 7/1/07	Aaa	1,000,000	1,014,750
(Hunterdon Med. Ctr.), Ser. A, 5 1/4s, 7/1/25	A-	700,000	744,688
(Englewood Hosp.), MBIA, 5 1/4s, 8/1/16	Aaa	1,655,000	1,784,388
(Englewood Hosp.), MBIA, 5 1/4s, 2/1/16	Aaa	1,615,000	1,736,836
(Hlth. Care Fac. Good Shepherd), 5.1s, 7/1/21	AA	1,010,000	1,045,219
(Englewood Hosp.), MBIA, 5s, 8/1/31	Aaa	1,250,000	1,293,825
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	1,022,840
NJ Sports & Exposition Auth. State Contract VRDN, Ser.
C, 3.3s, 9/1/24	VMIG1	1,100,000	1,100,000
NJ State G.O. Bonds, FGIC, 6s, 2/15/11	Aaa	4,065,000	4,463,817
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	2,400,000	1,058,496
NJ State Bldg. Auth. Rev. Bonds, Ser. A
5 1/8s, 6/15/19 (Prerefunded)	AA-	2,055,000	2,165,333
5 1/8s, 6/15/18 (Prerefunded)	AA-	1,455,000	1,533,119
NJ State Edl. Fac. Auth. Rev. Bonds
(Georgian Court College), Ser. C, 6 1/2s, 7/1/33	Baa1	1,250,000	1,390,663
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,000,000	1,108,310
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB-/F	1,000,000	1,072,050
(Rowan U.), Ser. B, FGIC, 5s, 7/1/31	Aaa	1,600,000	1,665,376
(Ramapo College of NJ), Ser. E, FGIC, 5s, 7/1/28	Aaa	3,590,000	3,777,075
(William Patterson U.), Ser. A, FGIC, 5s, 7/1/22	Aaa	1,110,000	1,175,435
(Rowan U.), Ser. C, MBIA, 5s, 7/1/21	Aaa	1,565,000	1,661,545
(Higher Ed. Cap. Impt. Fund), Ser. A, FSA, 5s, 9/1/17	Aaa	4,315,000	4,634,957
NJ State Edl. Fac. Auth. VRDN (Princeton U.), Ser. B, 3.43s, 7/1/21	VMIG1	2,700,000	2,700,000
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. E1, FSA, 5.7s, 5/1/20	Aaa	455,000	475,480
(Home Buyer), Ser. AA, MBIA, 5.3s, 4/1/26	AAA	1,495,000	1,504,284
NJ State Hwy. Auth. Rev. Bonds (Garden State Pkwy.),
U.S. Govt. Coll.
6.2s, 1/1/10 (Prerefunded)	AAA	1,500,000	1,589,925
5 5/8s, 1/1/30 (Prerefunded)	AAA	3,000,000	3,215,940
NJ State Tpk. Auth. Rev. Bonds
Ser. C, MBIA, 6 1/2s, 1/1/16 (Prerefunded)	Aaa	6,800,000	7,956,340
Ser. A, FSA, 5s, 1/1/20	AAA	6,000,000	6,362,040
NJ State Tpk. Auth. VRDN, Ser. C-2, 3.4s, 1/1/24	VMIG1	3,000,000	3,000,000
NJ Waste Wtr. Treatment Rev. Bonds
(Waste Wtr. Treatment Trust), Ser. B, 7s, 5/15/09	Aa2	2,955,000	3,207,978
(Cap. Appn.), Ser. A, FGIC, zero %, 9/1/07	Aaa	7,000,000	6,753,390
Northern Burlington Cnty., Regl. School Dist. G.O.
Bonds, MBIA, 5 1/4s, 4/1/17	Aaa	1,130,000	1,266,278
Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aaa	1,800,000	1,893,312
Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	AA	4,500,000	4,956,120
Ser. E, FGIC, 5s, 5/1/25	Aaa	1,330,000	1,405,185
Salem Cnty., Poll. Control Fin. Auth. Rev. Bonds, Ser.
A, 5 3/4s, 4/1/31	Baa1	1,250,000	1,335,288
South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A	1,250,000	1,305,275
Stony Brook, Regl. Swr. Rev. Bonds, Ser. B, 5.45s,
12/1/12	Aa2	1,000,000	1,060,480
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32	BBB	1,500,000	1,639,890
6s, 6/1/37	BBB	4,500,000	4,774,545
4 3/8s, 6/1/19	BBB	955,000	954,293
Trenton, Pkg. Auth. Rev. Bonds, FGIC, 5 1/2s, 4/1/30
(Prerefunded)	Aaa	2,500,000	2,658,575
U. of Medicine & Dentistry Rev. Bonds, Ser. E, MBIA,
6 1/2s, 12/1/12 (Prerefunded)	Aaa	6,000,000	6,653,100
			183,328,613

New York (3.2%)
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	600,000	609,066
Ser. 93rd, 6 1/8s, 6/1/94	AA-	5,000,000	6,005,650
			6,614,716

Pennsylvania (4.4%)
Delaware River Joint Toll Bridge Comm. Rev. Bonds
5 1/4s, 7/1/14	A2	540,000	579,242
5 1/4s, 7/1/14 (Prerefunded)	A2	710,000	772,629
Delaware River Port Auth. Rev. Bonds (Port Dist.),
Ser. B, FSA, 5 5/8s, 1/1/26	Aaa	7,500,000	7,944,225
			9,296,096

Puerto Rico (3.3%)
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A,
5 1/4s, 7/1/25	BBB	500,000	532,330
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
X, 5 1/2s, 7/1/13	BBB+	555,000	599,755
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	BBB	1,000,000	1,048,910
PR Hsg. Fin. Corp. Rev. Bonds, Ser. B, GNMA Coll.,
FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	955,000	957,206
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,095,890
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A
5 1/4s, 8/1/24	BBB	1,250,000	1,325,625
5s, 8/1/10	BBB	750,000	776,003
PR Pub. Fin. Corp. Rev. Bonds (Cmnwlth.
Appropriation), Ser. A, 5 3/4s, 8/1/27	BBB-	500,000	538,083
			6,873,802

TOTAL INVESTMENTS

Total investments (cost $194,961,937) (b)			$206,113,227

FUTURES CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	62	$6,657,250	Dec-06	$25,978

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Merrill Lynch Capital Services, Inc.
			3 month U.S. Bond Market
			Association Municipal Swap
$5,100,000 (E)	11/22/16	4.1735%	Index	$(132,510)

3,700,000 (E)	11/22/16	3 month USD-LIBOR-BBA	5.711%	118,511

Total				$(13,999)

(E) Certain interest rate swap contracts include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract

NOTES

(a) Percentages indicated are based on net assets of $207,912,674.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $194,961,939, resulting in gross unrealized appreciation and depreciation of $11,242,922 and $91,634, respectively, or net unrealized appreciation of $11,151,288.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2006.

At August 31, 2006, liquid assets totaling $6,657,250 have been designated as collateral for open futures contracts.

The rates shown on VRDN are the current interest rates at August 31, 2006.

The fund had the following industry group concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

Transportation	18.9%
Education	15.5
Health care	12.9
Utilities & Power	12.5

The fund had the following insurance concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

MBIA	19.4%
FGIC	17.8
FSA	16.3

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006